Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Schedule of operating lease expenses

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Amortization of right of use assets and interest of lease liabilities	304,800	405,356	912,697	130,458
Operating lease expenses with an initial term of 12 months or less	—	—	302,110	43,183
Total operating lease expenses	304,800	405,356	1,214,807	173,641

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Operating cash flows used in operating lease	357,355	916,061	130,939
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	—	—
Right-of-use assets derecognized for termination of operation lease liabilities	78,588	—	—
Right-of-use assets obtained in exchange for operating lease liabilities from modification	—	1,198,602	171,324
Weighted-average remaining lease term-operating	1.5 years	2.0 years	2.0 years
Weighted-average discount rate-operating	12%	3.2%	3.2%

Schedule of maturity analysis of the annual undiscounted cash flows for the lease liabilities

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of December 31, 2025:

	Operating lease
	RMB	US$
Years ending December 31,
2026	504,447	72,104
2027	487,632	69,701
Total undiscounted lease payments	992,079	141,805
Less: Imputed interest	(28,963)	(4,140)
Lease liabilities recognized in the Consolidated Balance Sheet	963,116	137,665